ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Cash Flow Hedges	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2021	$945	$(557)	$4	$—	$392
Other comprehensive income (loss)	60	(152)	(21)	27	(86)
Balance at December 31, 2022	$1,005	$(709)	$(17)	$27	$306
Other comprehensive income (loss)	85	109	—	(27)	167
Balance at December 31, 2023	$1,090	$(600)	$(17)	$—	$473